Retirement Benefits Assumed Health Care Cost Trend Rates (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.73%	7.16%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.96%	5.39%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2021	2018